Related-Party Transactions	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Related-Party Transactions

(12)        Related‑Party Transactions

The Company has incurred costs related to consulting services provided by a member of the board of directors of $102 thousand and $54 thousand during the years ended December 31, 2017 and 2016 and $80 thousand (unaudited) for the six months ended June 30, 2018, respectively. These costs were included in sales, general and administrative expense on the consolidated statement of operations.

As of December 31, 2017 and 2016, a customer owned 1.1 million and 1.2 million shares of Series E preferred stock, respectively. There was $1.3 million of revenue recognized related to this customer in the year ended December 31, 2017. The Company recognized $1.4 million of revenue directly related to this customer in the year ended December 31, 2016. As of December 31, 2017 and 2016, there was a balance of accounts receivable related to the above of $1 thousand and zero, respectively.